Commitment and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitment and contingencies
Schedule of future minimum operating lease payment obligation

	March 31,
	2017	2018
Within one year	109,320	118,351
After one year but not more than five years	104,083	155,220
More than five years	8,484	11,153

Total	221,887	284,724

Schedule of future minimum finance lease payment obligation

	March 31,
	2017	2018
Within one year	5,425	5,819
After one year but not more than five years	9,600	4,481

Total	15,025	10,300
Less: amount representing finance charges	2,174	1,387

Present value of minimum lease payments	12,851	8,913